Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative
Fair Value/Carrying Amount of Liability	$ 478	$ 632
U.S. Dollar-denominated Interest Rate Swap
Derivative
Interest Rate Index	Euribor
Principal Amount	6,281
Fair Value/Carrying Amount of Liability	$ 478	$ 632
Weighted-average remaining term	12 years 9 months 7 days
Fixed Interest Rate	2.35%